Taxation (Operating Loss and Tax Credit Carryforwards, and Their Expiration Dates) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	$ 980.3	$ 686.3
Gross value of NOLs and capital losses	5,562.3	3,313.0
Expirations of Tax Benefit Carryforwards
Within 1 year	0.2
Winthin 3 to 4 years	41.3
Winthin 4 to 5 years	12.2
Winthin 5 to 6 years	12.7
After 6 years	521.8
Indefinitely	392.1
Unremitted earnings of the Company's foreign subsidiaries	11,300.0	8,100.0
US federal tax
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	149.3	38.7
US state
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	77.2	82.8
Republic of Ireland
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	61.2	75.2
Foreign Tax Jurisdictions
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	434.9	351.8
R&D and Other Tax Credits
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	$ 257.7	$ 137.8